14. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	9 Months Ended
Sep. 30, 2014
Notes to Financial Statements
Note 14. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

The significant non-cash transactions affecting cash flows from operating, financing and investing activities for the nine months ended September 30, 2014 consisted of the following item:

·	issuance of 250,000 common shares (September 30, 2013 - Nil) in payment of mineral property acquisitions valued at $73,618 (September 30, 2013 - $Nil) which have been capitalized as mineral property interests.